Lease Liabilities - Summary of Future Minimum Lease Payments Under Non-Cancellable Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 79
Imputed interest	10
Lease liabilities	69	$ 76	$ 69
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	24
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	19
2027
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	15
2028
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	8
2029
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 9